Investment Risks	Apr. 30, 2026
Morningstar Conservative ETF Asset Allocation Portfolio | Asset Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Morningstar Conservative ETF Asset Allocation Portfolio | Conflicts of Interest Risk
Prospectus [Line Items]
Risk [Text Block]

Conflicts of Interest Risk. The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, although the Sub-Adviser does not currently anticipate holding shares of such funds, the Trust’s distributor currently provides distribution services to several ETFs which could be purchased as an Underlying ETF. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the distribution fees attributable to the assets of the Portfolio invested in such ETFs. Similarly, the Sub-adviser is a wholly owned subsidiary of Morningstar, Inc. (“Morningstar”), who along with its affiliates, are engaged in the business of providing ratings and analysis on financial products, such as the Portfolio. A potential conflict exists since Morningstar could be providing ratings and analysis on financial products that are sub-advised by the Sub-Adviser. The Sub-Adviser and Morningstar have adopted procedures that address this situation.

Morningstar Conservative ETF Asset Allocation Portfolio | ETF Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Morningstar Conservative ETF Asset Allocation Portfolio | Fixed Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield. The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by +1%. Bond yields tend to fluctuate in response to changes in market levels of interest rates. Generally, if interest rates rise, a bond’s yield will also rise in response; the duration of the bond will determine how much the price of the bond will change in response to the change in yield.

The Fund’s investments in fixed-income securities may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities held by the Fund are likely to decrease.

Morningstar Conservative ETF Asset Allocation Portfolio | Fixed-Income Underlying ETF Risks
Prospectus [Line Items]
Risk [Text Block]

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Corporate Debt Risk, (iv) Duration Risk, (v) Emerging Markets Risk, (vi) High-Yield Risk, (vii) Interest Rate Risk, (viii) Mortgage-Backed Securities Risk, (ix) Municipal Securities Risk, (x) Senior Loan Risk, (xi) Sovereign Debt Risk, and (xii) U.S. Government Securities Risk.

Morningstar Conservative ETF Asset Allocation Portfolio | Fund-of-Funds Risks
Prospectus [Line Items]
Risk [Text Block]

Fund-of-Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

Morningstar Conservative ETF Asset Allocation Portfolio | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. Any errors in the Sub-Adviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Morningstar Conservative ETF Asset Allocation Portfolio | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Morningstar Conservative ETF Asset Allocation Portfolio | Market Timing Risk
Prospectus [Line Items]
Risk [Text Block]

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Morningstar Conservative ETF Asset Allocation Portfolio | Non-Fixed Income Underlying ETF Risks
Prospectus [Line Items]
Risk [Text Block]

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Large-Cap Companies Risk, (iii) Small-Cap Companies Risk, (iv) Foreign Securities Risk, (v) Emerging Markets Risk, (vi) Commodity Risk, and (vii) Real Estate Investment Trust (REIT) Risk.

Morningstar Conservative ETF Asset Allocation Portfolio | Non-U.S. Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. The Portfolio’s investments directly or through Underlying ETFs in securities of non-U.S. Issuers may expose the Portfolio to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments.

Morningstar Conservative ETF Asset Allocation Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Like all investments in securities, you risk losing money by investing in the Portfolio.
Morningstar Conservative ETF Asset Allocation Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Morningstar Income and Growth ETF Asset Allocation Portfolio | Asset Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Morningstar Income and Growth ETF Asset Allocation Portfolio | Conflicts of Interest Risk
Prospectus [Line Items]
Risk [Text Block]

Conflicts of Interest Risk. The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, although the Sub-Adviser does not currently anticipate holding shares of such funds, the Trust’s distributor currently provides distribution services to several ETFs which could be purchased as an Underlying ETF. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the distribution fees attributable to the assets of the Portfolio invested in such ETFs. Similarly, the Sub-adviser is a wholly owned subsidiary of Morningstar, Inc. (“Morningstar”), who along with its affiliates, are engaged in the business of providing ratings and analysis on financial products, such as the Portfolio. A potential conflict exists since Morningstar could be providing ratings and analysis on financial products that are sub-advised by the Sub-Adviser. The Sub-Adviser and Morningstar have adopted procedures that address this situation.

Morningstar Income and Growth ETF Asset Allocation Portfolio | ETF Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Morningstar Income and Growth ETF Asset Allocation Portfolio | Fixed Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield. The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by +1%. Bond yields tend to fluctuate in response to changes in market levels of interest rates. Generally, if interest rates rise, a bond’s yield will also rise in response; the duration of the bond will determine how much the price of the bond will change in response to the change in yield.

The Fund’s investments in fixed-income securities may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities held by the Fund are likely to decrease.

Morningstar Income and Growth ETF Asset Allocation Portfolio | Fixed-Income Underlying ETF Risks
Prospectus [Line Items]
Risk [Text Block]

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Corporate Debt Risk, (iv) Duration Risk, (v) Emerging Markets Risk, (vi) High-Yield Risk, (vii) Interest Rate Risk, (viii) Mortgage-Backed Securities Risk, (ix) Municipal Securities Risk, (x) Senior Loan Risk, (xi) Sovereign Debt Risk, and (xii) U.S. Government Securities Risk.

Morningstar Income and Growth ETF Asset Allocation Portfolio | Fund-of-Funds Risks
Prospectus [Line Items]
Risk [Text Block]

Fund-of-Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

Morningstar Income and Growth ETF Asset Allocation Portfolio | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. Any errors in the Sub-Adviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Morningstar Income and Growth ETF Asset Allocation Portfolio | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Morningstar Income and Growth ETF Asset Allocation Portfolio | Market Timing Risk
Prospectus [Line Items]
Risk [Text Block]

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Morningstar Income and Growth ETF Asset Allocation Portfolio | Non-Fixed Income Underlying ETF Risks
Prospectus [Line Items]
Risk [Text Block]

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Large-Cap Companies Risk, (iii) Small-Cap Companies Risk, (iv) Foreign Securities Risk, (v) Emerging Markets Risk, (vi) Commodity Risk, and (vii) Real Estate Investment Trust (REIT) Risk.

Morningstar Income and Growth ETF Asset Allocation Portfolio | Non-U.S. Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. The Portfolio’s investments directly or through Underlying ETFs in securities of non-U.S. Issuers may expose the Portfolio to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments.

Morningstar Income and Growth ETF Asset Allocation Portfolio | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of macro-economic or other factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Morningstar Income and Growth ETF Asset Allocation Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Like all investments in securities, you risk losing money by investing in the Portfolio.
Morningstar Income and Growth ETF Asset Allocation Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Morningstar Balanced ETF Asset Allocation Portfolio | Asset Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Morningstar Balanced ETF Asset Allocation Portfolio | Conflicts of Interest Risk
Prospectus [Line Items]
Risk [Text Block]

Conflicts of Interest Risk. The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, although the Sub-Adviser does not currently anticipate holding shares of such funds, the Trust’s distributor currently provides distribution services to several ETFs which could be purchased as an Underlying ETF. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the distribution fees attributable to the assets of the Portfolio invested in such ETFs. Similarly, the Sub-adviser is a wholly owned subsidiary of Morningstar, Inc. (“Morningstar”), who along with its affiliates, are engaged in the business of providing ratings and analysis on financial products, such as the Portfolio. A potential conflict exists since Morningstar could be providing ratings and analysis on financial products that are sub-advised by the Sub-Adviser. The Sub-Adviser and Morningstar have adopted procedures that address this situation.

Morningstar Balanced ETF Asset Allocation Portfolio | ETF Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Morningstar Balanced ETF Asset Allocation Portfolio | Fixed Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield. The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by +1%. Bond yields tend to fluctuate in response to changes in market levels of interest rates. Generally, if interest rates rise, a bond’s yield will also rise in response; the duration of the bond will determine how much the price of the bond will change in response to the change in yield.

The Fund’s investments in fixed-income securities may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities held by the Fund are likely to decrease.

Morningstar Balanced ETF Asset Allocation Portfolio | Fixed-Income Underlying ETF Risks
Prospectus [Line Items]
Risk [Text Block]

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Corporate Debt Risk, (iv) Duration Risk, (v) Emerging Markets Risk, (vi) High-Yield Risk, (vii) Interest Rate Risk, (viii) Mortgage-Backed Securities Risk, (ix) Municipal Securities Risk, (x) Senior Loan Risk, (xi) Sovereign Debt Risk, and (xii) U.S. Government Securities Risk.

Morningstar Balanced ETF Asset Allocation Portfolio | Fund-of-Funds Risks
Prospectus [Line Items]
Risk [Text Block]

Fund-of-Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

Morningstar Balanced ETF Asset Allocation Portfolio | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. Any errors in the Sub-Adviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Morningstar Balanced ETF Asset Allocation Portfolio | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Morningstar Balanced ETF Asset Allocation Portfolio | Market Timing Risk
Prospectus [Line Items]
Risk [Text Block]

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Morningstar Balanced ETF Asset Allocation Portfolio | Non-Fixed Income Underlying ETF Risks
Prospectus [Line Items]
Risk [Text Block]

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Large-Cap Companies Risk, (iii) Small-Cap Companies Risk, (iv) Foreign Securities Risk, (v) Emerging Markets Risk, (vi) Commodity Risk, and (vii) Real Estate Investment Trust (REIT) Risk.

Morningstar Balanced ETF Asset Allocation Portfolio | Non-U.S. Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. The Portfolio’s investments directly or through Underlying ETFs in securities of non-U.S. Issuers may expose the Portfolio to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments.

Morningstar Balanced ETF Asset Allocation Portfolio | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of macro-economic or other factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Morningstar Balanced ETF Asset Allocation Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Like all investments in securities, you risk losing money by investing in the Portfolio.
Morningstar Balanced ETF Asset Allocation Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Morningstar Growth ETF Asset Allocation Portfolio | Asset Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Morningstar Growth ETF Asset Allocation Portfolio | Conflicts of Interest Risk
Prospectus [Line Items]
Risk [Text Block]

Conflicts of Interest Risk. The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, although the Sub-Adviser does not currently anticipate holding shares of such funds, the Trust’s distributor currently provides distribution services to several ETFs which could be purchased as an Underlying ETF. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the distribution fees attributable to the assets of the Portfolio invested in such ETFs. Similarly, the Sub-adviser is a wholly owned subsidiary of Morningstar, Inc. (“Morningstar”), who along with its affiliates, are engaged in the business of providing ratings and analysis on financial products, such as the Portfolio. A potential conflict exists since Morningstar could be providing ratings and analysis on financial products that are sub-advised by the Sub-Adviser. The Sub-Adviser and Morningstar have adopted procedures that address this situation.

Morningstar Growth ETF Asset Allocation Portfolio | ETF Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Morningstar Growth ETF Asset Allocation Portfolio | Fixed Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield. The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by +1%. Bond yields tend to fluctuate in response to changes in market levels of interest rates. Generally, if interest rates rise, a bond’s yield will also rise in response; the duration of the bond will determine how much the price of the bond will change in response to the change in yield.

The Fund’s investments in fixed-income securities may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities held by the Fund are likely to decrease.

Morningstar Growth ETF Asset Allocation Portfolio | Fixed-Income Underlying ETF Risks
Prospectus [Line Items]
Risk [Text Block]

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Corporate Debt Risk, (iv) Duration Risk, (v) Emerging Markets Risk, (vi) High-Yield Risk, (vii) Interest Rate Risk, (viii) Mortgage-Backed Securities Risk, (ix) Municipal Securities Risk, (x) Senior Loan Risk, (xi) Sovereign Debt Risk, and (xii) U.S. Government Securities Risk.

Morningstar Growth ETF Asset Allocation Portfolio | Fund-of-Funds Risks
Prospectus [Line Items]
Risk [Text Block]

Fund-of-Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

Morningstar Growth ETF Asset Allocation Portfolio | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. Any errors in the Sub-Adviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Morningstar Growth ETF Asset Allocation Portfolio | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Morningstar Growth ETF Asset Allocation Portfolio | Market Timing Risk
Prospectus [Line Items]
Risk [Text Block]

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Morningstar Growth ETF Asset Allocation Portfolio | Non-Fixed Income Underlying ETF Risks
Prospectus [Line Items]
Risk [Text Block]

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Large-Cap Companies Risk, (iii) Small-Cap Companies Risk, (iv) Foreign Securities Risk, (v) Emerging Markets Risk, (vi) Commodity Risk, and (vii) Real Estate Investment Trust (REIT) Risk.

Morningstar Growth ETF Asset Allocation Portfolio | Non-U.S. Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. The Portfolio’s investments directly or through Underlying ETFs in securities of non-U.S. Issuers may expose the Portfolio to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments.

Morningstar Growth ETF Asset Allocation Portfolio | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of macro-economic or other factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Morningstar Growth ETF Asset Allocation Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Like all investments in securities, you risk losing money by investing in the Portfolio.
Morningstar Growth ETF Asset Allocation Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Any investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Asset Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Conflicts of Interest Risk
Prospectus [Line Items]
Risk [Text Block]

Conflicts of Interest Risk. The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, although the Sub-Adviser does not currently anticipate holding shares of such funds, the Trust’s distributor currently provides distribution services to several ETFs which could be purchased as an Underlying ETF. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the distribution fees attributable to the assets of the Portfolio invested in such ETFs. Similarly, the Sub-adviser is a wholly owned subsidiary of Morningstar, Inc. (“Morningstar”), who along with its affiliates, are engaged in the business of providing ratings and analysis on financial products, such as the Portfolio. A potential conflict exists since Morningstar could be providing ratings and analysis on financial products that are sub-advised by the Sub-Adviser. The Sub-Adviser and Morningstar have adopted procedures that address this situation.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio | ETF Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Fixed Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield. The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by +1%. Bond yields tend to fluctuate in response to changes in market levels of interest rates. Generally, if interest rates rise, a bond’s yield will also rise in response; the duration of the bond will determine how much the price of the bond will change in response to the change in yield.

The Fund’s investments in fixed-income securities may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities held by the Fund are likely to decrease.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Fixed-Income Underlying ETF Risks
Prospectus [Line Items]
Risk [Text Block]

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Corporate Debt Risk, (iv) Duration Risk, (v) Emerging Markets Risk, (vi) High-Yield Risk, (vii) Interest Rate Risk, (viii) Mortgage-Backed Securities Risk, (ix) Municipal Securities Risk, (x) Senior Loan Risk, (xi) Sovereign Debt Risk, and (xii) U.S. Government Securities Risk.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Fund-of-Funds Risks
Prospectus [Line Items]
Risk [Text Block]

Fund-of-Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. Any errors in the Sub-Adviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Market Timing Risk
Prospectus [Line Items]
Risk [Text Block]

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Non-Fixed Income Underlying ETF Risks
Prospectus [Line Items]
Risk [Text Block]

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii)

Large-Cap Companies Risk, (iii) Small-Cap Companies Risk, (iv) Foreign Securities Risk, (v) Emerging Markets Risk, (vi) Commodity Risk, and (vii) Real Estate Investment Trust (REIT) Risk.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Non-U.S. Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. The Portfolio’s investments directly or through Underlying ETFs in securities of non-U.S. Issuers may expose the Portfolio to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of macro-economic or other factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Like all investments in securities, you risk losing money by investing in the Portfolio.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
ALPS/Alerian Energy Infrastructure Portfolio | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

ALPS/Alerian Energy Infrastructure Portfolio | Non-U.S. Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers (including Canadian issuers) involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. The Portfolio’s investments directly or through Underlying ETFs in securities of non-U.S. Issuers may expose the Portfolio to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments.

ALPS/Alerian Energy Infrastructure Portfolio | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of macro-economic or other factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

ALPS/Alerian Energy Infrastructure Portfolio | Canadian Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Canadian Investment Risk. The Fund may be subject to risks relating to its investment in Canadian securities. The Canadian economy may be significantly affected by the U.S. economy, given that the United States is Canada’s largest trading partner and foreign investor. Any negative changes in commodity markets could have a great impact on the Canadian economy. Because the Fund will invest in securities denominated in foreign currencies and the income received by the Fund will generally be in foreign currency, changes in currency exchange rates may negatively impact the Fund’s return.

ALPS/Alerian Energy Infrastructure Portfolio | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. Under normal circumstances, and to the extent consistent with the Portfolio’s investment objective of seeking investment results that correspond (before fees and expenses) generally to the price and yield performance of the Index, the Portfolio concentrates its investments in the North American Energy Infrastructure industry. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

ALPS/Alerian Energy Infrastructure Portfolio | Industry Specific Risks
Prospectus [Line Items]
Risk [Text Block]

Industry Specific Risks. The Portfolio invests primarily in companies engaged in the energy infrastructure sector. Such companies are subject to risks specific to the industry they serve including, but not limited to, the following:

●	reduced volumes of natural gas, petroleum, or other energy commodities available for transporting, processing or storing;
●	new construction risks and acquisition risk which can limit growth potential;
●	a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;
●	changes in the regulatory environment;
●	extreme weather;
●	unfavorable changes in contractual terms at the time of re-negotiation or expiration may negatively impact an asset;
●	rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and
●	threats of attack by terrorists.

ALPS/Alerian Energy Infrastructure Portfolio | Investment Risk
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. An investment in the Portfolio is subject to investment risk including the possible loss of the entire principal amount that you invest.
ALPS/Alerian Energy Infrastructure Portfolio | Issuer Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issues can be more volatile than that of larger issues.

ALPS/Alerian Energy Infrastructure Portfolio | Large-Cap, Mid-Cap and Small-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Large-Cap, Mid-Cap and Small-Cap Companies Risk. The Portfolio’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

ALPS/Alerian Energy Infrastructure Portfolio | MLP Risk
Prospectus [Line Items]
Risk [Text Block]

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, as described in more detail in the Prospectus. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

ALPS/Alerian Energy Infrastructure Portfolio | MLP Tax Risk
Prospectus [Line Items]
Risk [Text Block]

MLP Tax Risk. MLPs are treated as partnerships for U.S. federal income tax purposes and do not pay U.S. federal income tax at the entity level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being subject to U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Portfolio were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Portfolio and reduced distributions.

ALPS/Alerian Energy Infrastructure Portfolio | PFIC Tax Risk
Prospectus [Line Items]
Risk [Text Block]

PFIC Tax Risk. The Portfolio may own shares in foreign investment entities that constitute “passive foreign investment companies” (“PFICs”) for U.S. tax purposes. In order to avoid U.S. federal income tax and an additional interest charge on any “excess distribution” from PFICs or gain from the disposition of shares of a PFIC, the Portfolio may elect to “mark-to-market” annually its investments in a PFIC, which will result in the Portfolio being taxed as if it had sold and repurchased all the PFIC stock at the end of each year. Alternatively, in order to avoid the “excess distribution” rules, the Portfolio may elect to treat a PFIC as a “qualified electing fund” (a “QEF election”), which would require the Portfolio to include in taxable income its allocable share of the PFIC’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC. Amounts included in income under a QEF election are qualifying dividend income for a RIC if either (i) the earnings attributable to the inclusions are distributed in the taxable year of the inclusion, or (ii) such earnings are derived with respect to the RIC’s business of investing in stock, securities or currencies. To make a QEF election, the Portfolio must obtain certain annual information from the PFICs in which it invests, which may be impossible to obtain.

ALPS/Alerian Energy Infrastructure Portfolio | Replication Management Risk
Prospectus [Line Items]
Risk [Text Block]

Replication Management Risk. Unlike many investment companies, the Portfolio is not “actively” managed. Therefore, it may not necessarily sell a security solely because the security’s issuer is in financial difficulty unless that security is removed from the Index.

ALPS/Alerian Energy Infrastructure Portfolio | Tracking Error Risk
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Portfolio’s securities holdings to reflect changes in the composition of the Index.

The Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions and expenses. If the Portfolio utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

ALPS/Alerian Energy Infrastructure Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Like all investments in securities, you risk losing money by investing in the Portfolio.
ALPS/Alerian Energy Infrastructure Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
ALPS/Alerian Energy Infrastructure Portfolio | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940. This means that the Portfolio has the ability to take larger positions in a smaller number of issuers than a Portfolio that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

ALPS Global Opportunity Portfolio | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

ALPS Global Opportunity Portfolio | Non-U.S. Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. The Portfolio’s investments directly or through Underlying ETFs in securities of non-U.S. Issuers may expose the Portfolio to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments.

ALPS Global Opportunity Portfolio | PFIC Tax Risk
Prospectus [Line Items]
Risk [Text Block]

PFIC Tax Risk. The Portfolio may own shares in foreign investment entities that constitute “passive foreign investment companies” (“PFICs”) for U.S. tax purposes. In order to avoid U.S. federal income tax and an additional interest charge on any “excess distribution” from PFICs or gain from the disposition of shares of a PFIC, the Portfolio may elect to “mark-to-market” annually its investments in a PFIC, which will result in the Portfolio being taxed as if it had sold and repurchased all the PFIC stock at the end of each year. Alternatively, in order to avoid the “excess distribution” rules, the Portfolio may elect to treat a PFIC as a “qualified electing fund” (a “QEF election”), which would require the Portfolio to include in taxable income its allocable share of the PFIC’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC. Amounts included in income under a QEF election are qualifying dividend income for a RIC if either (i) the earnings attributable to the inclusions are distributed in the taxable year of the inclusion, or (ii) such earnings are derived with respect to the RIC’s business of investing in stock, securities or currencies. To make a QEF election, the Portfolio must obtain certain annual information from the PFICs in which it invests, which may be impossible to obtain.

ALPS Global Opportunity Portfolio | Currency Risk
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. Fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the Portfolio’s investments to decline in terms of U.S. dollars. Additionally, certain of the Portfolio’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. To the extent the Portfolio invests in securities denominated in, or receives revenues in, non-U.S. currencies it is subject to this risk.

ALPS Global Opportunity Portfolio | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. To the extent that the Portfolio invests in issuers located in emerging markets, the risk may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

ALPS Global Opportunity Portfolio | Managed Portfolio Risk
Prospectus [Line Items]
Risk [Text Block]

Managed Portfolio Risk. Any failure by the Adviser to accurately measure market risk and appropriately react to current and developing market trends may result in significant losses in the Portfolio’s investments, which can also result in possible losses overall for the Portfolio.

ALPS Global Opportunity Portfolio | Private Equity Risk
Prospectus [Line Items]
Risk [Text Block]

Private Equity Risk. There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately–held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. In addition to the risks associated with the Portfolio’s direct investments, the Portfolio is also subject to the underlying risks which affect the Listed Private Equity Companies in which the Portfolio invests. Listed Private Equity Companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity risk, industry risk, non-U.S. security risk, currency risk, valuation risk, credit risk and managed portfolio risk.

ALPS Global Opportunity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Like all investments in securities, you risk losing money by investing in the Portfolio.
ALPS Global Opportunity Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.